Exhibit 99.4

MONTHLY CERTIFICATEHOLDERS’ STATEMENT

CHASE BANK USA, NATIONAL ASSOCIATION

FIRST USA CREDIT CARD MASTER TRUST, SERIES 2002-CC

Monthly Period:	2/1/08	to	2/29/08
Transfer Date:			3/14/08

Under Section 5.02 of the Third Amended and Restated Pooling and Servicing Agreement dated as of December 19, 2007 (the “Pooling and Servicing Agreement”) by and between Chase Bank USA, National Association (the “Bank”) and BNYM (Delaware) (formerly known as The Bank of New York (Delaware)), as trustee (the “Trustee”), the Bank, as Servicer, is required to prepare certain information each month regarding current distributions to Certficateholders and the performance of the First USA Credit Card Master Trust (the “Trust”) during the previous month. The information which is required to be prepared with respect to the Distribution Date noted above and with respect to the performance of the Trust during the month noted above is set forth below. Capitalized terms used in this Monthly Certificateholders’ Statement have their respective meanings set forth in the Pooling and Servicing Agreement.

A. Information Regarding the Current Monthly Distribution

1. The total amount to be distributed to the Certificateholders on the Transfer Date	4,596,073,779.55

2. The amount set forth in item 1 above representing Collections of Principal Receivables allocated to Series 2002-CC	4,270,889,715.19

3. The amount set forth in item 1 above representing Unapplied Master Trust Level Principal Collections allocated to Series 2002-CC	0.00

4. The amount of the distribution set forth in item 1 above representing Collections of Finance Charge Receivables allocated to Series 2002-CC as well as any other amounts to be treated as Series 2002-CC Finance Charge Collections	325,184,064.36

B. Information Regarding the Performance of the Trust

1. The aggregate amount of Receivables in the Trust as of the last day of the Monthly Period	31,186,579,679.39

2. The aggregate amount of Principal Receivables in the Trust as of the last day of the Monthly Period	29,597,370,766.35

3. The Invested Amount as of the last day of the Monthly Period	19,000,000,000.00

4. The Invested Amount used in calculating the Floating Allocation Percentage for the current Monthly Period	24,500,000,000.00

5. The Invested Amount used in calculating the Principal Allocation Percentage for the current Monthly Period	24,500,000,000.00

6. The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the Monthly Period

(a) 30 – 59 days	285,244,548.93
(b) 60 – 89 days	220,089,195.60
(c) 90 – 119 days	186,948,973.00
(d) 120 – 149 days	168,037,486.90
(e) 150 – 179 days	156,186,608.32
(f) 180 or more days	216,927.86

Total	1,016,723,740.61

7. The aggregate amount of all defaulted Principal Receivables written off as uncollectible during the Monthly Period allocable to the Invested Amount (the aggregate “ Investor Default Amount”)	85,801,990.54

8. The amount of the Investor Monthly Servicing Fee Payable to the Servicer for the Monthly Period	30,625,000.00

9. The total Additional Invested Amount to be added to the Invested Amount on the Transfer Date	4,356,691,705.73

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date March 07, 2008.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey Vice President